Related Party Transactions - Additional Information (Detail) (USD $)	12 Months Ended		1 Months Ended		0 Months Ended	1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Oct. 31, 2014	Jul. 31, 2014	Nov. 25, 2013	Jun. 30, 2014	Apr. 30, 2014	Feb. 28, 2014	Mar. 31, 2014	Dec. 31, 2012	Oct. 08, 2014	Nov. 30, 2014
Related Party Transaction [Line Items]
Convertible debt, principal amount converted	$ 400,000	$ 4,442,000
Notes payable - related party, discount	58,333
Convertible Preferred Stock
Related Party Transaction [Line Items]
Conversion of preferred stock to common stock, conversion ratio			200
Common Stock
Related Party Transaction [Line Items]
Conversion of stock, shares issued			3,616,714	46,250
Series C Convertible Preferred Stock
Related Party Transaction [Line Items]
Convertible debt, amount converted		2,442,000
Convertible debt, conversion price		$ 0.0246
Common Stock Warrants
Related Party Transaction [Line Items]
Preferred units issued as consideration, warrants price per share	$ 4.17	$ 8.00			$ 2.00					$ 10.00
Warrant expiration period					7 years
Common Stock Warrants | IPO
Related Party Transaction [Line Items]
Preferred units issued as consideration, warrants price per share			8.75
Class A Warrant
Related Party Transaction [Line Items]
Preferred units issued as consideration, warrants price per share			32.00
Class A Warrant | IPO
Related Party Transaction [Line Items]
Preferred units issued as consideration, warrants price per share			7.00								$ 7.00
Class B Warrant
Related Party Transaction [Line Items]
Preferred units issued as consideration, warrants price per share												$ 0.20
Class B Warrant | IPO
Related Party Transaction [Line Items]
Preferred units issued as consideration, warrants price per share			8.75
Sale Leaseback Obligations
Related Party Transaction [Line Items]
Number of sale-leaseback agreements guaranteed by related party					2
Letter of credit		3,000,000
Sale Leaseback Obligations | Letter of Credit
Related Party Transaction [Line Items]
Line of credit, amount drawn		0
Second Financial Advisory Agency Agreement
Related Party Transaction [Line Items]
Financial advisory fees						15,000	15,000
Fee paid upon the filling of S-1 with SEC	50,000
Fee payment upon closure of initial public offering	100,000
Second Financial Advisory Agency Agreement | IPO
Related Party Transaction [Line Items]
Conversion of preferred stock to common stock, conversion ratio							200
Second Financial Advisory Agency Agreement | IPO | Common Stock
Related Party Transaction [Line Items]
Conversion of stock, shares issued							36,000
Second Financial Advisory Agency Agreement | Series D Convertible Preferred Stock
Related Party Transaction [Line Items]
Number of preferred units issued as consideration							7,200,000
Second Financial Advisory Agency Agreement | Series D Convertible Preferred Stock | IPO
Related Party Transaction [Line Items]
Conversion of stock, shares converted							7,200,000
Second Financial Advisory Agency Agreement | Class A Warrant
Related Party Transaction [Line Items]
Warrants issued							36,000
Preferred units issued as consideration, warrants price per share							$ 4.92
Second Financial Advisory Agency Agreement | Class B Warrant
Related Party Transaction [Line Items]
Warrants issued							36,000
Preferred units issued as consideration, warrants price per share							$ 0.2
Notes Payable To Related Party
Related Party Transaction [Line Items]
Interest rate on notes				20.00%
Maturity date of notes				Jul. 18, 2015
Note agreement amount				500,000
Note maturity date description				The Company may extend the due date of the note to July 18, 2016 by giving notice no later than April 18, 2015
Note extension fee amount				10,000
Prepaid interest				25,000
Number of preferred units issued as consideration				4,000,000
Value of preferred units issued as consideration				100,000
Preferred units issued as consideration, series D preferred shares				4,000,000
Preferred units issued as consideration, price per share				0.025
Notes payable - related party, discount	58,333
Notes Payable To Related Party | IPO
Related Party Transaction [Line Items]
Conversion of preferred stock to common stock, conversion ratio	200
Notes Payable To Related Party | IPO | Common Stock
Related Party Transaction [Line Items]
Conversion of stock, shares issued	20,000
Notes Payable To Related Party | Series D Convertible Preferred Stock | IPO
Related Party Transaction [Line Items]
Conversion of stock, shares converted	4,000,000
Notes Payable To Related Party | Class A Warrant
Related Party Transaction [Line Items]
Warrants issued				20,000
Preferred units issued as consideration, warrants price per share				4.92
Preferred units issued as consideration, warrants				20,000
Notes Payable To Related Party | Class B Warrant
Related Party Transaction [Line Items]
Warrants issued				20,000
Preferred units issued as consideration, warrants price per share				0.20
Preferred units issued as consideration, warrants				20,000
Convertible Notes Payable
Related Party Transaction [Line Items]
Notes qualified for equity financing	5,000,000
Convertible Notes Payable | Series C Convertible Preferred Stock | Convertible Preferred Stock
Related Party Transaction [Line Items]
Convertible debt, conversion price		$ 4.92
Convertible Notes Payable | Class A Warrant
Related Party Transaction [Line Items]
Warrants issued				82,625
Preferred units issued as consideration, warrants price per share				4.92
Convertible Notes Payable | Class B Warrant
Related Party Transaction [Line Items]
Warrants issued				82,625
Preferred units issued as consideration, warrants price per share				0.20
Convertible Promissory Notes
Related Party Transaction [Line Items]
Maturity date of notes								Feb. 26, 2015
Notes qualified for equity financing								5,000,000
Convertible Promissory Notes | IPO
Related Party Transaction [Line Items]
Conversion of preferred stock to common stock, conversion ratio								200
Convertible Promissory Notes | IPO | Common Stock
Related Party Transaction [Line Items]
Conversion of stock, shares issued								41,350
Convertible Promissory Notes | Series D Convertible Preferred Stock
Related Party Transaction [Line Items]
Convertible debt, conversion price								$ 0.025
Shares issued upon conversion of debt								8,270,027
Convertible Promissory Notes | Class A Warrant
Related Party Transaction [Line Items]
Warrants issued								41,350
Preferred units issued as consideration, warrants price per share								$ 4.92
Convertible Promissory Notes | Class B Warrant
Related Party Transaction [Line Items]
Warrants issued								41,350
Preferred units issued as consideration, warrants price per share								$ 0.20
Convertible Promissory Notes | Accrued Interest
Related Party Transaction [Line Items]
Convertible debt, amount converted								6,751
SSA Ventures, LLC | Convertible Notes Payable
Related Party Transaction [Line Items]
Proceeds from issuance of convertible promissory notes		571,000
SSA Ventures, LLC | Convertible Notes Payable | Accrued Interest | Series C Convertible Preferred Stock | Convertible Preferred Stock
Related Party Transaction [Line Items]
Convertible debt, amount converted		21,901
SBS Charitable Remainder Trust | Convertible Notes Payable
Related Party Transaction [Line Items]
Proceeds from issuance of convertible promissory notes		2,000,000
SBS Charitable Remainder Trust | Convertible Notes Payable | Accrued Interest | Series C Convertible Preferred Stock | Convertible Preferred Stock
Related Party Transaction [Line Items]
Convertible debt, amount converted		67,068
Bourne Spafford Charitable Trust | Convertible Notes Payable
Related Party Transaction [Line Items]
Proceeds from issuance of convertible promissory notes		200,000
Convertible debt, principal amount converted		7,540
Interest rate on notes		8.00%
Ryan Ashton, Chief Executive Officer | Common Stock Warrants
Related Party Transaction [Line Items]
Warrants issued					50,000
Ryan Ashton, Chief Executive Officer | Convertible Promissory Notes
Related Party Transaction [Line Items]
Interest rate on notes								8.00%
Warrants issued								25,000
Preferred units issued as consideration, warrants								200,000
David Spafford, a director | Common Stock Warrants
Related Party Transaction [Line Items]
Warrants issued					50,000
Spring Forth Investments and the Bourne Spafford Charitable Trust | Convertible Promissory Notes
Related Party Transaction [Line Items]
Interest rate on notes									8.00%
Warrants issued									12,500
Preferred units issued as consideration, warrants									100,000
Maturity date of notes									Mar. 10, 2015
Notes qualified for equity financing									5,000,000
Spring Forth Investments and the Bourne Spafford Charitable Trust | Convertible Promissory Notes | IPO
Related Party Transaction [Line Items]
Conversion of preferred stock to common stock, conversion ratio									200
Spring Forth Investments and the Bourne Spafford Charitable Trust | Convertible Promissory Notes | IPO | Common Stock
Related Party Transaction [Line Items]
Conversion of stock, shares issued									20,622
Spring Forth Investments and the Bourne Spafford Charitable Trust | Convertible Promissory Notes | Series D Convertible Preferred Stock
Related Party Transaction [Line Items]
Convertible debt, conversion price									$ 0.025
Shares issued upon conversion of debt									4,124,493
Spring Forth Investments and the Bourne Spafford Charitable Trust | Convertible Promissory Notes | Class A Warrant
Related Party Transaction [Line Items]
Warrants issued									20,622
Preferred units issued as consideration, warrants price per share									$ 4.92
Spring Forth Investments and the Bourne Spafford Charitable Trust | Convertible Promissory Notes | Class B Warrant
Related Party Transaction [Line Items]
Warrants issued									20,622
Preferred units issued as consideration, warrants price per share									$ 0.20
Spring Forth Investments and the Bourne Spafford Charitable Trust | Convertible Promissory Notes | Accrued Interest
Related Party Transaction [Line Items]
Convertible debt, amount converted									$ 3,112